Shareholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Summary of Warrants

A summary of warrants for the three months ended March 31, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2022	2,059,334	$9.18
Warrants granted	21,207	6.40
Warrants exercised	(19,256)	5.90
Warrants expired or forfeited	-	-
Balance outstanding, March 31, 2023	2,061,285	$9.12
Balance exercisable, March 31, 2023	2,061,285	$9.12

A summary of warrants for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2020	433,753	$8.84
Warrants granted	1,798,285	16.06
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	2,232,038	14.66
Warrants granted	91,611	11.78
Warrants exercised	(264,315)	5.90
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2022	2,059,334	$9.18
Balance exercisable, December 31, 2022	2,059,334	$9.18

Summary of Outstanding Warrants Exercise Price

Information relating to outstanding warrants at March 31, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	67,860	1.25	$5.90	67,860	$5.90
$6.40	21,207	0.80	$6.40	21,207	$6.40
$8.84	594,242	0.25	$8.84	594,242	$8.84
$9.20	1,218,504	1.54	$9.20	1,218,504	$9.20
$11.78	159,472	1.25	$11.78	159,472	$11.78
	2,061,285	1.09	$9.12	2,061,285	$9.12

Information relating to outstanding warrants at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	67,860	1.50	$5.90	67,860	$5.90
$8.84	613,497	0.50	$8.84	613,497	$8.84
$9.20	1,218,506	1.79	$9.20	1,218,506	$9.20
$11.78	159,471	1.50	$11.78	159,471	$11.78
	2,059,334	1.34	$9.18	2,059,334	$9.18

Summary of Options

A summary of stock options for the three months ended March 31, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2022	1,733,824	$6.20
Options granted	-	-
Options exercised	-	-
Options expired or forfeited	(1,274)	8.84
Balance outstanding, March 31, 2023	1,732,550	$6.20
Balance exercisable, March 31, 2023	884,442	$6.10

A summary of stock options for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2020	-	$-
Options granted	1,498,010	5.90
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2021	1,498,010	5.90
Options granted	252,779	8.06
Options exercised	-	-
Options expired or forfeited	(16,965)	5.90
Balance outstanding, December 31, 2022	1,733,824	$6.20
Balance exercisable, December 31, 2022	747,450	$5.96

Summary of Outstanding Options Exercise Price

Information relating to outstanding options at March 31, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$2.95	1,548,905	7.77	$5.90	820,117	$5.90
$4.42	183,645	4.65	$8.84	64,325	$8.84
	1,732,550	7.43	$6.20	884,442	$6.10

Information relating to outstanding options at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	1,548,905	8.02	$5.90	728,930	$5.90
$8.84	184,919	4.90	$8.84	18,520	$8.84
	1,733,824	7.67	$6.20	747,450	$5.96